Securities - Summary of securities on the financial liabilities classified at fair value through profit or loss (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Securities loaned	R$ 2,021,707	R$ 1,259,579
Gross carrying amount [member]
Disclosure of financial assets [line items]
Securities loaned	R$ 2,021,707	R$ 1,259,579